Other Accounts Receivable and Prepaid Expenses (Details) - USD ($) $ in Thousands	Sep. 30, 2019	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Other Accounts Receivable and Prepaid Expenses [Abstract]
Government authorities			$ 41	$ 66
Prepaid expenses and others			3,974	3,093
Total	$ 5,160	$ 5,239	$ 4,015	$ 3,159